Loan Servicing - Schedule of Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 480
2016	480
2017	$ 480